Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 19,564	£ 14,130	£ 12,536
Profit from operations		6,412	4,655	4,557
Net finance costs		(1,094)	(637)	62
Profit before taxation		29,527	6,245	5,855
Taxation on ordinary activities		8,129	(1,406)	(1,333)
Profit on ordinary activities after taxation		37,485	4,648	4,290
Non-controlling interests		171	191	232
Profit for the year		37,656	4,839	4,522
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		14,085	16,491	11,186
Profit from operations		4,342	9,379	6,117
Net finance costs		(279)	(477)	(335)
Profit before taxation		4,063	8,902	5,782
Taxation on ordinary activities		(1,441)	(3,280)	(2,545)
Profit on ordinary activities after taxation		2,622	5,622	3,237
Non-controlling interests		(22)	(17)	(12)
Profit for the year		2,600	5,605	3,225
– adjusted share of post-tax results of associates and joint ventures		2,785	3,461	2,501
– issue of shares and change in shareholding		98	36	74
– gain on disposal of assets			2,231	879
– other		(283)	(123)	(229)
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		4,794	5,997	4,215
Profit from operations		24,854	3,740	2,391
Net finance costs		(116)	(200)	(139)
Profit before taxation		24,738	3,540	2,252
Taxation on ordinary activities		(522)	(1,308)	(1,013)
Profit on ordinary activities after taxation		24,216	2,232	1,239
Non-controlling interests		(7)	(5)	(3)
Profit for the year		24,209	2,227	1,236
– adjusted share of post-tax results of associates and joint ventures		1,012	1,327	943
– issue of shares and change in shareholding		29	11	22
– gain on deemed divestment of RAI		23,288
– gain on disposal of assets			941	371
– other		£ (120)	£ (52)	£ (100)

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.